Organization and Nature of Operations (Details) - USD ($)				12 Months Ended
	May 02, 2023	Mar. 31, 2023	Feb. 09, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization and Nature of Operations [Line Items]
Ordinary shares (in Shares)		309,375
Gross proceeds (in Dollars)				$ 7,228,964
IPO [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares (in Shares)		2,062,500
Price per share (in Dollars per share)		$ 4
Gross proceeds (in Dollars)		$ 8,250,000
Over-Allotment Option [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares (in Shares)	309,375
Gross proceeds (in Dollars)		$ 1,237,500
Haozhen Shandong [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage				30.00%
Hongli Cayman [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares (in Shares)			100
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Variable Interest Entity [Member]
Organization and Nature of Operations [Line Items]
Aggregate revenue rate				100.00%	100.00%	100.00%